Income taxes - Disclosure of detailed information about income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current income tax
Expense for the year	$ 16,633	$ 2,692
Current income tax expense	16,633	2,692
Deferred income tax
Origination and reversal of temporary differences	26,005	5,521
Change in unrecognized deductible temporary differences	(6,423)	5,174
Adjustments in respect of prior years	(704)	462
Other	(214)	26
Deferred income tax expense	18,664	11,183
Income tax expense	$ 35,297	$ 13,875